August 1, 2012

VIA EDGAR AND OVERNIGHT COURIER

Securities and Exchange Commission

Division of Corporation Finance

100 F Street N.E.

Washington, D.C. 20549

Attention:	Russell Mancuso
Amanda Ravitz

Re:	Peregrine Semiconductor Corporation
Registration Statement on Form 8-A
File No. 333-170711

Dear Mr. Mancuso and Ms. Ravitz:

Pursuant to the requirements of Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), on behalf of Peregrine Semiconductor Corporation (the “Company”), transmitted herewith please find the Company’s Registration Statement on Form 8-A (the “Form 8-A”). The Form 8-A is submitted herewith for the purpose of registering under Section 12(b) of the Exchange Act, common stock, $0.0001 par value, of the Company as described in the Company’s Registration Statement on Form S-1, as amended (File No. 333-170711). The Company intends to list its Common Stock on the Nasdaq Global Market effective as of the commencement of such initial public offering.

On behalf of the Company, we hereby respectfully request that the Commission accelerate the effectiveness of the Form 8-A so that it will be declared effective concurrently with the effectiveness of the Registration Statement on Form S-1.

Please contact the undersigned at (858) 436-8086 should you have any questions.

Best regards,

/s/ John Tolpa

John Tolpa